Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Q2) (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Earnout provision, includes new shares of common stock to be issued to former Peck Electric Co. shareholders	898,473		898,473		898,473	0
Earnout provision, includes new shares of Common Stock that may be issued to Exit Strategy	11,231	11,231	11,231	11,231	11,231	0
Earnout provision, including new shares of Common Stock that may be issued to holders of forfeited and canceled shares	257,799	257,799	257,799	257,799	257,799	0
Option to purchase Common Stock, from Jensyn's IPO	429,000	429,000	429,000	429,000
Warrants to purchase Common Stock, from Jensyn's IPO	2,292,250	2,292,250	2,292,250	2,292,250
Warrants to purchase Common Stock, from Solar Project Partners, LLC. Exchange and Subscription Agreement	275,000		275,000
Conversion of Preferred Stock to Common Stock from GreenSeed Investors, LLC Exchange and Subscription Agreement	200,000		200,000